Income Taxes - Schedule of income tax provision (Details) - DMY SQUARED TECHNOLOGY GROUP, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Current
Federal	$ 223,826	$ 261,958
State	86,697	132,692
Deferred
Federal	(900,144)	(420,563)
State	(270,901)	(67,622)
Valuation allowance	1,171,045	488,185
Income tax provision	310,523	394,650
Adjustment for prior year tax estimate	(49,376)	39,807
Income tax provision, net	$ 261,147	$ 434,457